Dividends on Preferred Stock and Common Stock (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Japan Gaap Dividends Payable [Line Items]
Cash dividends In aggregate	¥ 152,265	[1]	¥ 152,722	[1]	¥ 216,508	[1],[2]
Eleventh series class XI preferred stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 20		¥ 20		¥ 30	[2]
Cash dividends In aggregate	6,717	[1]	7,451	[1]	12,173	[1],[2]
Thirteenth series class XIII preferred stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 15	[3]	¥ 30		¥ 45	[2]
Cash dividends In aggregate	550	[1],[3]	1,101	[1]	1,651	[1],[2]
Common stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 6		¥ 6		¥ 9	[2]
Cash dividends In aggregate	¥ 144,998	[1]	¥ 144,170	[1]	¥ 202,684	[1],[2]

[1]	Dividends paid on treasury stock are excluded.
[2]	As MHFG commenced distributing an interim dividend from the fiscal year ended March 31, 2012, the amounts for the fiscal year include such interim dividends.
[3]	On July 11, 2013, MHFG acquired and cancelled all of the shares of the thirteenth series class XIII preferred stock. Consequently, the amount for the fiscal year does not include interim dividends.